Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of the Company's Fair Value Hierarchy for Recurring Basis Assets and Liabilities
The following tables present the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017. The amounts presented below for Other investments, Cash equivalents, Other assets and Assets and Liabilities held in separate accounts differ from the amounts presented in the balance sheets because only certain investments, or certain assets and liabilities within these line items are measured at estimated fair value. The fair value amount and the majority of the associated levels presented for Assets and Liabilities held in separate accounts are received directly from third parties.

	December 31, 2018
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
U.S. government and government agencies and authorities	$10.9	$—		$10.9		$—
State, municipalities and political subdivisions	13.9	—		13.9		—
Foreign governments	9.6	—		9.6		—
Asset-backed	78.7	—		78.7		—
Commercial mortgage-backed	3.3	—		—		3.3
Residential mortgage-backed	38.2	—		38.2		—
U.S. corporate	587.0	—		587.0		—
Foreign corporate	142.3	—		134.1		8.2
Equity securities:
Common stocks	0.4	0.4		—		—
Non-redeemable preferred stocks	80.9	—		79.8		1.1
Other investments	18.1	18.1	(1)	—		—
Cash equivalents	3.1	3.1
Other assets	0.1	—		—		0.1
Assets held in separate accounts	1,444.8	1,370.9	(2)	73.9	(3)	—
Total financial assets	$2,431.3	$1,392.5		$1,026.1		$12.7
Financial Liabilities
Liabilities related to separate accounts	$1,444.8	$1,370.9	(2)	$73.9	(3)	$—

	December 31, 2017
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
U.S. government and government agencies and authorities	$3.2	$—		$3.2		$—
State, municipalities and political subdivisions	5.6	—		5.6		—
Foreign governments	10.5	—		10.5		—
Asset-backed	29.0	—		24.3		4.7
Commercial mortgage-backed	3.3	—		—		3.3
Residential mortgage-backed	41.7	—		41.7		—
U.S. corporate	742.1	—		741.9		0.2
Foreign corporate	157.9	—		148.6		9.3
Equity securities:
Common stocks	0.6	0.6		—		—
Non-redeemable preferred stocks	85.8	—		84.7		1.1
Other investments	6.4	6.4	(1)	—		—
Other assets	0.2	—		—		0.2
Assets held in separate accounts	1,644.3	1,600.8	(2)	43.5	(3)	—
Total financial assets	$2,730.6	$1,607.8		$1,104.0		$18.8
Financial Liabilities
Liabilities related to separate accounts	$1,644.3	$1,600.8	(2)	$43.5	(3)	$—
(1)  Primarily includes money market funds.
(2)  Primarily includes mutual funds.
(3)  Primarily includes fixed maturity securities.

Summary of the Change in Balance Sheet Carrying Value Associated with Level 3 Financial Assets Carried at Fair Value
The following tables summarize the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the years ended December 31, 2018 and 2017:

	Year Ended December 31, 2018
	Balance, beginning of period	Total gains (losses) (realized/ unrealized) included in earnings (1)	Net unrealized (losses) gains included in other comprehensive income (2)	Purchases	Sales	Transfers in (3)	Transfers out (3)	Balance, end of period
Fixed maturity securities:
Asset-backed	$4.7	$—	$—	$23.9	$(3.0)	$—	$(25.6)	—
Commercial mortgage-backed	3.3	0.1	(0.1)	—	—	—	—	3.3
U.S. corporate	0.2	—	—	0.7	(0.8)	0.1	(0.2)	—
Foreign corporate	9.3	(0.1)	(0.4)	—	(0.6)	—	—	8.2
Equity securities:
Non-redeemable preferred stocks	1.1	—	—	—	—	—	—	1.1
Other assets	0.2	(0.1)	—	—	—	—	—	0.1
Total level 3 assets	$18.8	$(0.1)	$(0.5)	$24.6	$(4.4)	$0.1	$(25.8)	$12.7

	Year Ended December 31, 2017
	Balance, beginning of period	Total gains (losses) (realized/ unrealized) included in earnings (1)	Net unrealized losses included in other comprehensive income (2)	Purchases	Sales	Transfers in (3)	Transfers out (3)	Balance, end of period
Fixed maturity securities:
Asset-backed	$—	$0.1	$(0.1)	$29.0	$(7.4)	$—	$(16.9)	4.7
Commercial mortgage-backed	3.2	0.1	—	—	—	—	—	3.3
U.S. corporate	3.6	—	0.3	—	(0.6)	0.3	(3.4)	0.2
Foreign corporate	10.0	—	(0.1)	—	(0.6)	—	—	9.3
Equity securities:
Non-redeemable preferred stocks	1.1	—	—	—	—	—	—	1.1
Other assets	0.3	(0.1)	—	—	—	—	—	0.2
Total level 3 assets	$18.2	$0.1	$0.1	$29.0	$(8.6)	$0.3	$(20.3)	$18.8
(1)  Included as part of net realized gains on investments, excluding other-than-temporary impairment losses, in the statement of operations.
(2)  Included as part of change in unrealized gains on securities in the statement of comprehensive income.
(3) Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of valuation inputs.

Schedule of Carrying Value, Fair Value Amount and Hierarchy Level of the Financial Instruments That Are Not Recognized or Are Not Carried at Fair Value
The following tables disclose the carrying value, fair value amount and hierarchy level of the financial instruments that are not recognized or are not carried at fair value in the balance sheets:

	December 31, 2018
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial assets:
Commercial mortgage loans on real estate	$54.6	$55.5	$—	$—	$55.5
Policy loans	6.0	6.0	6.0	—	—
Other investments	0.2	0.2	—	—	0.2
Total financial assets	$60.8	$61.7	$6.0	$—	$55.7
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$203.5	$209.1	$—	$—	$209.1

	December 31, 2017
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial assets:
Commercial mortgage loans on real estate	$78.7	$82.7	$—	$—	$82.7
Policy loans	6.7	6.7	6.7	—	—
Other investments	0.2	0.2	—	—	0.2
Total financial assets	$85.6	$89.6	$6.7	$—	$82.9
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$210.5	$227.5	$—	$—	$227.5
(1)  Only the fair value of the Company's policy reserves for investment-type contracts (those without significant mortality or morbidity risk) are reflected in the table above.